Quarterly Report
May 31, 2026
SSGA Funds
State Street S&P 500 Index Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 10.4%
Alphabet, Inc. Class A	155,677	$59,210,190
Alphabet, Inc. Class C	125,018	47,060,526
AT&T, Inc.	188,541	4,675,817
Charter Communications, Inc. Class A (a)	2,420	348,601
Comcast Corp. Class A	95,887	2,384,710
EchoStar Corp. Class A (a)	3,200	413,408
Electronic Arts, Inc.	6,129	1,236,342
Fox Corp. Class A	5,616	358,975
Fox Corp. Class B	2,900	166,431
Live Nation Entertainment, Inc. (a)	4,400	741,004
Meta Platforms, Inc. Class A	58,443	36,965,782
Netflix, Inc. (a)	112,270	9,657,465
News Corp. Class A	10,861	283,472
News Corp. Class B	3,800	113,316
Omnicom Group, Inc.	8,104	589,242
Paramount Skydance Corp. Class B	7,358	78,068
Take-Two Interactive Software, Inc. (a)	4,594	1,029,791
TKO Group Holdings, Inc.	2,000	410,360
T-Mobile U.S., Inc.	12,885	2,416,324
Trade Desk, Inc. Class A (a)	13,100	282,436
Verizon Communications, Inc.	113,864	5,443,838
Walt Disney Co.	47,118	4,798,026
Warner Bros Discovery, Inc. (a)	66,333	1,791,654
		180,455,778
CONSUMER DISCRETIONARY — 9.7%
Airbnb, Inc. Class A (a)	11,700	1,559,727
Amazon.com, Inc. (a)	261,208	70,693,333
Aptiv PLC (a)	6,403	435,020
AutoZone, Inc. (a)	441	1,294,419
Best Buy Co., Inc.	5,145	401,053
Booking Holdings, Inc.	21,700	3,633,231
Carnival Corp. Ltd.	28,449	798,279
Carvana Co. (a) (b)	19,600	1,430,800
Chipotle Mexican Grill, Inc. (a)	32,900	1,048,194
Darden Restaurants, Inc.	3,340	681,059
Deckers Outdoor Corp. (a)	4,300	489,555
Domino's Pizza, Inc.	931	289,150
DoorDash, Inc. Class A (a)	10,200	1,624,758
DR Horton, Inc.	7,136	1,049,634
eBay, Inc.	11,692	1,277,585
Expedia Group, Inc.	3,075	694,304
Ford Motor Co.	101,331	1,767,213
Garmin Ltd.	4,299	1,005,622
General Motors Co.	23,941	1,992,849
Genuine Parts Co.	3,420	337,554
Hasbro, Inc.	3,132	269,884
Hilton Worldwide Holdings, Inc.	6,023	1,973,496
Home Depot, Inc.	26,527	8,412,773
Las Vegas Sands Corp.	8,205	414,927
Security Description	Shares	Value
Lennar Corp. Class A	6,315	$566,961
Lowe's Cos., Inc.	15,003	3,216,043
Lululemon Athletica, Inc. (a)	2,700	354,186
Marriott International, Inc. Class A	5,966	2,240,830
McDonald's Corp.	19,029	5,312,897
MGM Resorts International (a)	5,184	226,385
NIKE, Inc. Class B	31,626	1,462,070
Norwegian Cruise Line Holdings Ltd. (a) (b)	13,900	254,926
NVR, Inc. (a)	80	488,384
O'Reilly Automotive, Inc. (a)	21,790	1,893,115
Pool Corp.	965	175,051
PulteGroup, Inc.	5,352	632,499
Ralph Lauren Corp.	916	333,332
Ross Stores, Inc.	8,434	1,954,411
Royal Caribbean Cruises Ltd.	6,797	1,934,630
Starbucks Corp.	30,269	3,001,474
Tapestry, Inc.	5,781	840,904
Tesla, Inc. (a)	75,355	32,838,956
TJX Cos., Inc.	29,624	4,584,314
Tractor Supply Co.	14,765	465,540
Ulta Beauty, Inc. (a)	1,249	635,554
Williams-Sonoma, Inc.	3,400	692,138
Wynn Resorts Ltd.	1,991	201,529
Yum! Brands, Inc.	7,449	1,102,080
		168,982,628
CONSUMER STAPLES — 4.5%
Altria Group, Inc.	45,141	3,140,911
Archer-Daniels-Midland Co.	13,061	1,042,007
Brown-Forman Corp. Class B	5,827	149,870
Bunge Global SA	3,300	406,890
Campbell's Co. (b)	6,461	136,392
Casey's General Stores, Inc.	1,000	767,140
Church & Dwight Co., Inc.	6,103	583,630
Clorox Co.	3,498	314,890
Coca-Cola Co.	104,233	8,235,449
Colgate-Palmolive Co.	21,062	1,898,318
Conagra Brands, Inc.	14,679	194,937
Constellation Brands, Inc. Class A	4,076	565,830
Costco Wholesale Corp.	11,911	11,390,727
Dollar General Corp.	6,174	682,906
Dollar Tree, Inc. (a)	5,479	637,975
Estee Lauder Cos., Inc. Class A	6,164	548,288
General Mills, Inc.	14,895	503,600
Hershey Co.	4,006	777,284
Hormel Foods Corp.	7,898	183,471
J.M. Smucker Co.	3,055	315,276
Kenvue, Inc.	49,063	847,809
Keurig Dr. Pepper, Inc.	36,989	1,110,780
Kimberly-Clark Corp. (b)	8,647	843,947
Kraft Heinz Co.	22,051	529,444
Kroger Co.	15,142	941,075
McCormick & Co., Inc.	6,922	327,895
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
Molson Coors Beverage Co. Class B (b)	4,209	$166,382
Mondelez International, Inc. Class A	34,310	2,098,743
Monster Beverage Corp. (a)	19,610	1,727,249
PepsiCo, Inc.	36,845	5,312,681
Philip Morris International, Inc.	41,685	7,394,085
Procter & Gamble Co.	62,036	8,905,888
Sysco Corp.	13,341	1,011,381
Target Corp.	11,736	1,491,293
Tyson Foods, Inc. Class A	7,949	485,048
Walmart, Inc.	117,433	13,592,870
		79,262,361
ENERGY — 3.1%
APA Corp.	9,509	346,413
Baker Hughes Co.	25,798	1,647,976
Chevron Corp.	50,048	9,131,758
ConocoPhillips	32,448	3,698,423
Devon Energy Corp.	29,882	1,329,450
Diamondback Energy, Inc.	5,266	1,008,334
EOG Resources, Inc.	14,323	1,910,402
EQT Corp.	16,995	933,535
Expand Energy Corp.	6,400	595,072
Exxon Mobil Corp.	111,446	16,188,646
Halliburton Co.	20,980	815,073
Kinder Morgan, Inc.	53,955	1,676,921
Marathon Petroleum Corp.	7,975	1,983,941
Occidental Petroleum Corp.	19,460	1,102,020
ONEOK, Inc.	16,666	1,398,944
Phillips 66 Co.	10,992	1,933,273
SLB Ltd.	40,874	2,229,677
Targa Resources Corp.	5,804	1,480,426
Texas Pacific Land Corp. (b)	1,560	613,080
Valero Energy Corp.	8,075	1,976,921
Williams Cos., Inc.	32,294	2,305,469
		54,305,754
FINANCIALS — 11.3%
Aflac, Inc.	11,968	1,345,442
Allstate Corp.	6,867	1,415,220
American Express Co.	14,412	4,560,966
American International Group, Inc.	14,846	1,102,019
Ameriprise Financial, Inc.	2,536	1,130,321
Aon PLC Class A	5,788	1,829,355
Apollo Global Management, Inc.	12,100	1,557,391
Arch Capital Group Ltd. (a)	8,864	791,910
ARES Management Corp. Class A	5,700	732,450
Arthur J Gallagher & Co.	6,835	1,374,587
Assurant, Inc.	1,504	374,300
Bank of America Corp.	177,006	9,133,510
Bank of New York Mellon Corp.	18,609	2,594,653
Berkshire Hathaway, Inc. Class B (a)	49,171	23,330,656
Blackrock, Inc.	3,844	4,024,207
Security Description	Shares	Value
Blackstone, Inc.	19,976	$2,336,593
Block, Inc. (a)	15,300	1,158,516
Brown & Brown, Inc.	8,179	460,069
Capital One Financial Corp.	16,689	3,136,364
Cboe Global Markets, Inc.	2,679	893,607
Charles Schwab Corp.	44,466	3,884,105
Chubb Ltd.	9,848	3,069,917
Cincinnati Financial Corp.	4,274	672,813
Citigroup, Inc.	47,031	5,921,203
Citizens Financial Group, Inc.	11,994	746,746
CME Group, Inc.	9,598	2,625,437
Coinbase Global, Inc. Class A (a)	5,940	1,122,838
Corpay, Inc. (a)	1,745	631,341
Erie Indemnity Co. Class A	800	170,456
Everest Group Ltd.	1,158	375,227
FactSet Research Systems, Inc. (b)	1,101	270,262
Fidelity National Information Services, Inc.	14,914	641,153
Fifth Third Bancorp	24,710	1,233,770
Fiserv, Inc. (a)	14,861	840,538
Franklin Resources, Inc.	8,351	259,048
Global Payments, Inc.	5,757	434,711
Globe Life, Inc.	2,184	334,676
Goldman Sachs Group, Inc.	8,043	8,248,579
Hartford Insurance Group, Inc.	7,167	911,141
Huntington Bancshares, Inc.	55,814	913,117
Interactive Brokers Group, Inc. Class A	11,400	991,458
Intercontinental Exchange, Inc.	15,039	2,223,516
Invesco Ltd.	12,289	349,745
Jack Henry & Associates, Inc.	1,680	229,018
JPMorgan Chase & Co.	72,199	21,609,883
KeyCorp	26,871	573,158
KKR & Co., Inc.	18,400	1,765,296
Loews Corp.	4,906	508,016
M&T Bank Corp.	3,943	852,122
Marsh & McLennan Cos., Inc.	13,057	2,088,728
Mastercard, Inc. Class A	21,810	10,773,704
MetLife, Inc.	14,423	1,192,638
Moody's Corp.	4,224	1,914,528
Morgan Stanley	32,338	6,726,304
MSCI, Inc.	1,948	1,229,928
Nasdaq, Inc.	11,775	1,089,423
Northern Trust Corp.	4,768	788,866
PayPal Holdings, Inc.	23,827	1,066,258
PNC Financial Services Group, Inc.	10,747	2,376,377
Principal Financial Group, Inc.	5,526	572,604
Progressive Corp.	15,800	3,008,320
Prudential Financial, Inc.	8,906	896,300
Raymond James Financial, Inc.	5,000	717,050
Regions Financial Corp.	22,129	619,612
Robinhood Markets, Inc. Class A (a)	21,577	2,034,711
S&P Global, Inc.	8,136	3,449,664
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Corp. (c)	7,533	$1,172,436
Synchrony Financial	9,197	657,034
T. Rowe Price Group, Inc.	5,522	577,215
Travelers Cos., Inc.	5,702	1,664,357
Truist Financial Corp.	34,236	1,650,517
U.S. Bancorp	41,451	2,273,587
Visa, Inc. Class A	44,803	14,621,907
W.R. Berkley Corp.	8,675	551,209
Wells Fargo & Co.	83,422	6,468,542
Willis Towers Watson PLC	2,428	606,199
		196,479,444
HEALTH CARE — 8.3%
Abbott Laboratories	47,055	4,027,908
AbbVie, Inc.	46,942	10,220,212
Agilent Technologies, Inc.	7,636	1,034,907
Align Technology, Inc. (a)	1,772	310,011
Amgen, Inc.	14,331	4,826,537
Baxter International, Inc. (b)	13,909	261,211
Becton Dickinson & Co.	7,750	1,140,180
Biogen, Inc. (a)	3,947	773,612
Bio-Techne Corp.	5,004	258,607
Boston Scientific Corp. (a)	40,198	1,941,965
Bristol-Myers Squibb Co.	54,573	3,120,484
Cardinal Health, Inc.	6,270	1,233,936
Cencora, Inc.	5,272	1,420,066
Centene Corp. (a)	12,896	768,602
Charles River Laboratories International, Inc. (a)	995	179,806
Cigna Group	6,993	1,939,858
Cooper Cos., Inc. (a)	5,600	342,776
CVS Health Corp.	34,014	3,094,594
Danaher Corp.	17,156	3,133,887
DaVita, Inc. (a)	1,072	208,354
Dexcom, Inc. (a)	10,020	738,875
Edwards Lifesciences Corp. (a)	15,208	1,315,036
Elevance Health, Inc.	5,802	2,281,288
Eli Lilly & Co.	21,156	23,377,380
GE HealthCare Technologies, Inc.	12,695	791,406
Gilead Sciences, Inc.	32,660	4,390,484
HCA Healthcare, Inc.	4,270	1,616,366
Henry Schein, Inc. (a)	3,000	229,740
Hologic, Inc. (a)	5,458	55
Humana, Inc.	3,065	936,112
IDEXX Laboratories, Inc. (a)	2,189	1,233,567
Incyte Corp. (a)	4,600	445,004
Insulet Corp. (a)	2,000	289,880
Intuitive Surgical, Inc. (a)	9,336	3,964,439
IQVIA Holdings, Inc. (a)	4,473	815,025
Johnson & Johnson	64,555	14,546,178
Labcorp Holdings, Inc.	2,274	591,376
McKesson Corp.	3,279	2,434,461
Medtronic PLC	34,739	2,564,086
Merck & Co., Inc.	66,236	7,863,538
Mettler-Toledo International, Inc. (a)	590	696,542
Security Description	Shares	Value
Moderna, Inc. (a)	8,600	$405,834
Pfizer, Inc.	152,829	4,001,063
Quest Diagnostics, Inc.	2,810	547,669
Regeneron Pharmaceuticals, Inc.	2,730	1,678,349
ResMed, Inc.	4,089	779,241
Revvity, Inc. (b)	3,190	333,515
Solventum Corp. (a)	4,617	346,044
STERIS PLC	2,854	607,131
Stryker Corp.	9,125	2,783,946
Thermo Fisher Scientific, Inc.	10,015	4,932,488
UnitedHealth Group, Inc.	24,371	9,268,535
Universal Health Services, Inc. Class B	1,600	233,776
Veeva Systems, Inc. Class A (a)	4,100	714,794
Vertex Pharmaceuticals, Inc. (a)	6,822	3,053,118
Viatris, Inc.	33,637	546,938
Waters Corp. (a)	2,615	1,003,036
West Pharmaceutical Services, Inc.	2,070	668,217
Zimmer Biomet Holdings, Inc.	4,927	405,640
Zoetis, Inc.	10,989	853,735
		144,521,420
INDUSTRIALS — 8.3%
3M Co.	13,969	2,139,073
A.O. Smith Corp.	3,300	187,176
Allegion PLC	2,315	301,112
AMETEK, Inc.	6,276	1,417,435
Automatic Data Processing, Inc.	10,934	2,425,598
Axon Enterprise, Inc. (a)	2,100	942,312
Boeing Co. (a)	20,698	4,784,343
Broadridge Financial Solutions, Inc.	3,400	522,648
Builders FirstSource, Inc. (a)	2,700	205,902
Carrier Global Corp.	21,625	1,381,189
Caterpillar, Inc.	12,447	10,901,954
CH Robinson Worldwide, Inc.	3,397	606,874
Cintas Corp.	9,088	1,556,411
Comfort Systems USA, Inc.	960	1,755,082
Copart, Inc. (a)	22,424	734,834
CSX Corp.	49,733	2,250,916
Cummins, Inc.	3,634	2,349,853
Deere & Co.	6,812	3,693,330
Delta Air Lines, Inc.	17,449	1,439,193
Dover Corp.	3,475	734,476
Eaton Corp. PLC	10,493	4,203,496
EMCOR Group, Inc.	1,140	942,575
Emerson Electric Co.	15,076	2,168,230
Equifax, Inc.	3,439	570,152
Expeditors International of Washington, Inc.	3,367	531,952
Fastenal Co.	30,138	1,332,100
FedEx Corp.	5,936	2,444,148
Fortive Corp.	7,691	448,539
GE Vernova, Inc.	7,264	7,033,876
Generac Holdings, Inc. (a)	1,423	395,466
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	6,870	$2,382,653
General Electric Co.	27,979	9,058,481
Honeywell International, Inc.	17,220	4,095,949
Howmet Aerospace, Inc.	10,729	2,770,764
Hubbell, Inc.	1,480	700,943
Huntington Ingalls Industries, Inc.	919	283,208
IDEX Corp.	1,784	376,121
Illinois Tool Works, Inc.	7,201	1,780,663
Ingersoll Rand, Inc.	9,306	666,682
Jacobs Solutions, Inc.	3,016	361,498
JB Hunt Transport Services, Inc.	1,817	502,273
Johnson Controls International PLC	16,431	2,202,740
L3Harris Technologies, Inc.	4,931	1,554,153
Leidos Holdings, Inc.	3,500	447,300
Lennox International, Inc. (b)	800	401,728
Lockheed Martin Corp.	5,500	2,917,475
Masco Corp.	5,915	415,529
Nordson Corp.	1,237	355,427
Norfolk Southern Corp.	5,965	1,819,086
Northrop Grumman Corp.	3,577	2,016,283
Old Dominion Freight Line, Inc.	5,100	1,148,265
Otis Worldwide Corp.	11,113	787,245
PACCAR, Inc.	14,019	1,547,277
Parker-Hannifin Corp.	3,395	2,867,519
Paychex, Inc.	8,163	791,648
Pentair PLC	4,363	309,075
Quanta Services, Inc.	3,994	2,842,650
Republic Services, Inc.	5,257	1,053,713
Rockwell Automation, Inc.	3,103	1,399,639
Rollins, Inc.	8,825	420,070
RTX Corp.	35,897	6,449,255
Snap-on, Inc.	1,446	536,770
Southwest Airlines Co.	14,527	623,935
Stanley Black & Decker, Inc.	4,068	323,081
Textron, Inc.	4,963	455,405
Trane Technologies PLC	5,920	2,671,696
TransDigm Group, Inc.	1,459	1,835,889
Uber Technologies, Inc. (a)	54,800	3,857,920
Union Pacific Corp.	16,039	4,212,483
United Airlines Holdings, Inc. (a)	8,917	1,023,672
United Parcel Service, Inc. Class B	20,334	2,169,434
United Rentals, Inc.	1,667	1,659,782
Veralto Corp.	6,685	549,707
Verisk Analytics, Inc.	3,825	669,337
Vertiv Holdings Co. Class A	10,200	3,220,242
Waste Management, Inc.	9,938	2,101,489
Westinghouse Air Brake Technologies Corp.	4,382	1,144,403
WW Grainger, Inc.	1,211	1,494,665
Xylem, Inc.	6,934	759,550
		144,435,017
INFORMATION TECHNOLOGY — 38.4%
Accenture PLC Class A	16,366	3,061,588
Security Description	Shares	Value
Adobe, Inc. (a)	10,980	$2,846,126
Advanced Micro Devices, Inc. (a)	43,668	22,537,055
Akamai Technologies, Inc. (a)	4,184	625,675
Amphenol Corp. Class A	32,830	4,883,791
Analog Devices, Inc.	13,011	5,384,602
Apple, Inc.	392,784	122,572,175
Applied Materials, Inc.	21,374	9,619,583
AppLovin Corp. Class A (a)	7,360	4,512,342
Arista Networks, Inc. (a)	27,608	4,402,648
Autodesk, Inc. (a)	5,589	1,292,792
Broadcom, Inc.	126,762	56,633,459
Cadence Design Systems, Inc. (a)	7,267	2,724,616
CDW Corp.	3,547	444,971
Ciena Corp. (a)	3,700	2,146,851
Cisco Systems, Inc.	106,022	12,767,169
Cognizant Technology Solutions Corp. Class A	13,097	730,223
Coherent Corp. (a)	4,900	1,771,203
Corning, Inc.	20,976	3,800,012
Crowdstrike Holdings, Inc. Class A (a)	6,700	4,897,700
Datadog, Inc. Class A (a)	8,600	2,127,210
Dell Technologies, Inc. Class C	7,800	3,283,098
EPAM Systems, Inc. (a)	1,468	150,411
F5, Inc. (a)	1,355	519,575
Fair Isaac Corp. (a)	670	837,895
First Solar, Inc. (a)	2,800	859,012
Fortinet, Inc. (a)	16,673	2,300,374
Gartner, Inc. (a)	2,100	340,620
Gen Digital, Inc.	15,519	400,235
GoDaddy, Inc. Class A (a)	4,064	348,813
Hewlett Packard Enterprise Co.	36,733	1,580,988
HP, Inc.	26,092	705,528
Intel Corp. (a)	125,532	14,396,010
International Business Machines Corp.	25,100	7,474,780
Intuit, Inc.	7,463	2,474,208
Jabil, Inc.	2,730	995,249
Keysight Technologies, Inc. (a)	4,514	1,527,222
KLA Corp.	3,508	6,741,359
Lam Research Corp.	33,350	10,611,303
Lumentum Holdings, Inc. (a)	1,900	1,624,424
Microchip Technology, Inc.	14,112	1,335,701
Micron Technology, Inc.	30,010	29,139,710
Microsoft Corp.	198,610	89,422,166
Monolithic Power Systems, Inc.	1,287	2,015,712
Motorola Solutions, Inc.	4,554	1,836,537
NetApp, Inc.	5,587	973,758
NVIDIA Corp.	650,235	137,290,618
NXP Semiconductors NV	6,700	2,153,045
ON Semiconductor Corp. (a)	10,116	1,220,192
Oracle Corp.	45,472	10,266,668
Palantir Technologies, Inc. Class A (a)	61,262	9,589,954
Palo Alto Networks, Inc. (a)	21,732	6,121,687
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	3,479	$482,642
Qnity Electronics, Inc.	5,801	904,956
QUALCOMM, Inc.	28,626	7,185,699
Roper Technologies, Inc.	2,991	973,660
Salesforce, Inc.	25,220	4,819,542
Sandisk Corp. (a)	3,900	6,610,422
Seagate Technology Holdings PLC	5,721	5,033,336
ServiceNow, Inc. (a)	28,190	3,505,990
Skyworks Solutions, Inc.	3,543	275,823
Super Micro Computer, Inc. (a)	13,900	640,651
Synopsys, Inc. (a)	4,991	2,373,819
TE Connectivity PLC	8,054	1,718,804
Teledyne Technologies, Inc. (a)	1,193	739,457
Teradyne, Inc.	4,298	1,608,784
Texas Instruments, Inc.	24,153	7,383,089
Trimble, Inc. (a)	6,891	388,721
Tyler Technologies, Inc. (a)	1,244	389,559
VeriSign, Inc.	2,050	585,029
Western Digital Corp.	8,977	4,768,672
Workday, Inc. Class A (a)	5,800	847,902
Zebra Technologies Corp. Class A (a)	1,347	328,170
		669,883,370
MATERIALS — 1.8%
Air Products & Chemicals, Inc.	5,748	1,601,508
Albemarle Corp.	3,230	569,837
Amcor PLC (b)	13,661	530,320
Avery Dennison Corp.	2,281	362,839
Ball Corp.	6,526	356,777
CF Industries Holdings, Inc.	3,761	422,548
Corteva, Inc.	18,661	1,460,783
CRH PLC	17,700	1,925,583
Dow, Inc.	17,791	600,446
DuPont de Nemours, Inc.	11,602	561,769
Ecolab, Inc.	7,002	1,792,512
Freeport-McMoRan, Inc.	38,529	2,531,741
International Flavors & Fragrances, Inc.	6,317	480,408
International Paper Co.	14,512	485,717
Linde PLC	12,486	6,214,157
LyondellBasell Industries NV Class A	7,022	468,016
Martin Marietta Materials, Inc.	1,702	989,951
Mosaic Co.	9,816	234,602
Newmont Corp.	29,177	3,203,926
Nucor Corp.	6,349	1,587,250
Packaging Corp. of America	2,200	481,602
PPG Industries, Inc.	6,094	688,500
Sherwin-Williams Co.	6,304	1,915,407
Smurfit Westrock PLC	13,453	553,591
Steel Dynamics, Inc.	3,500	910,525
Vulcan Materials Co.	3,690	1,043,975
		31,974,290
Security Description	Shares	Value
REAL ESTATE — 1.8%
Alexandria Real Estate Equities, Inc. REIT	4,770	$236,974
American Tower Corp. REIT	12,760	2,385,610
AvalonBay Communities, Inc. REIT	3,528	643,895
BXP, Inc. REIT	4,739	284,387
Camden Property Trust REIT	2,729	290,802
CBRE Group, Inc. Class A (a)	7,537	942,426
CoStar Group, Inc. (a)	12,153	391,327
Crown Castle, Inc. REIT	12,119	1,108,889
Digital Realty Trust, Inc. REIT	8,762	1,664,780
Equinix, Inc. REIT	2,680	2,862,347
Equity Residential REIT	9,682	633,687
Essex Property Trust, Inc. REIT	1,575	429,408
Extra Space Storage, Inc. REIT	5,994	864,994
Federal Realty Investment Trust REIT	1,900	227,297
Healthpeak Properties, Inc. REIT	20,531	393,169
Host Hotels & Resorts, Inc. REIT	18,459	424,188
Invitation Homes, Inc. REIT	15,523	454,048
Iron Mountain, Inc. REIT	7,574	971,366
Kimco Realty Corp. REIT	15,150	364,812
Mid-America Apartment Communities, Inc. REIT	3,264	421,284
Prologis, Inc. REIT	24,990	3,585,315
Public Storage REIT	4,086	1,240,877
Realty Income Corp. REIT	23,500	1,440,080
Regency Centers Corp. REIT	4,363	337,478
SBA Communications Corp. REIT	2,965	602,369
Simon Property Group, Inc. REIT	8,741	1,791,118
UDR, Inc. REIT	6,900	254,610
Ventas, Inc. REIT	13,102	1,106,071
VICI Properties, Inc. REIT	29,766	839,997
Welltower, Inc. REIT	18,581	3,815,237
Weyerhaeuser Co. REIT	21,067	516,352
		31,525,194
UTILITIES — 2.1%
AES Corp.	21,959	322,139
Alliant Energy Corp.	7,500	537,075
Ameren Corp.	7,640	824,891
American Electric Power Co., Inc.	13,938	1,765,526
American Water Works Co., Inc.	5,387	664,055
Atmos Energy Corp.	4,300	727,259
CenterPoint Energy, Inc.	17,886	755,862
CMS Energy Corp.	8,501	616,918
Consolidated Edison, Inc.	9,472	1,000,527
Constellation Energy Corp.	8,395	2,415,661
Dominion Energy, Inc.	22,411	1,500,192
DTE Energy Co.	5,759	822,788
Duke Energy Corp.	20,505	2,516,579
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
Edison International	9,849	$688,839
Entergy Corp.	12,184	1,328,665
Evergy, Inc.	6,074	498,311
Eversource Energy	10,196	696,081
Exelon Corp.	27,864	1,271,713
FirstEnergy Corp.	14,960	693,994
NextEra Energy, Inc.	56,174	4,887,700
NiSource, Inc.	11,978	553,623
NRG Energy, Inc.	5,298	710,356
PG&E Corp.	58,449	955,057
Pinnacle West Capital Corp. (b)	2,969	296,128
PPL Corp.	20,604	729,176
Public Service Enterprise Group, Inc.	13,970	1,098,740
Sempra	16,952	1,510,932
Southern Co.	30,052	2,766,287
Vistra Corp.	8,800	1,410,024
WEC Energy Group, Inc.	8,370	929,489
Xcel Energy, Inc.	15,224	1,210,308
		36,704,895
TOTAL COMMON STOCKS (Cost $245,560,751)		1,738,530,151
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (d) (e)	3,205,471	3,205,471
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	4,344,710	$4,344,710
TOTAL SHORT-TERM INVESTMENTS (Cost $7,550,181)		7,550,181
TOTAL INVESTMENTS — 100.2% (Cost $253,110,932)		1,746,080,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,782,142)
NET ASSETS — 100.0%		$1,743,298,190

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At May 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	22	06/18/2026	$7,909,088	$8,355,325	$446,237
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,738,530,096	$55	$—	$1,738,530,151
Short-Term Investments	7,550,181	—	—	7,550,181
TOTAL INVESTMENTS	$1,746,080,277	$55	$—	$1,746,080,332
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$446,237	$—	$—	$446,237
TOTAL OTHER FINANCIAL INSTRUMENTS:	$446,237	$—	$—	$446,237
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Corp.	8,533	$981,039	$—	$113,223	$87,473	$217,147	7,533	$1,172,436	$18,983
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,437,430	1,437,430	96,561,252	94,793,211	—	—	3,205,471	3,205,471	94,367
State Street Navigator Securities Lending Portfolio II	3,607,169	3,607,169	114,516,451	113,778,910	—	—	4,344,710	4,344,710	4,324
Total		$6,025,638	$211,077,703	$208,685,344	$87,473	$217,147		$8,722,617	$117,674
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of May 31, 2026 is disclosed in the Fund's Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments (continued)
May 31, 2026 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2026, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2026, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.